Employee Benefit Plans - Stock Option Activities under the Option Plans (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Compensation And Retirement Disclosure [Abstract]
Options Outstanding, Beginning Balance	1,195,661	1,102,325	1,201,410
Options, Granted	258,990	259,596	141,266
Options, Exercised	(161,811)	(112,105)	(146,334)
Options, Forfeited	(19,750)	(54,155)	(94,018)
Options Outstanding, Ending Balance	1,273,090	1,195,661	1,102,325
Options, Exercisable	875,309	827,640	793,846
Options Outstanding Weighted Average Exercise Price/Share, Beginning Balance	$ 9.51	$ 9.08	$ 8.53
Options Granted, Weighted Average Exercise Price/Share	$ 13.36	$ 10.50	$ 10.99
Options Exercised, Weighted Average Exercise Price/Share	$ 9.88	$ 7.93	$ 7.34
Options Forfeited, Weighted Average Exercise Price/Share	$ 9.86	$ 8.78	$ 7.68
Options Outstanding Weighted Average Exercise Price/Share, Ending Balance	$ 10.24	$ 9.51	$ 9.08
Options Exercisable, Weighted Average Exercise Price/Share	$ 9.47	$ 9.13	$ 8.78